- LOAN FROM DIRECTOR	3 Months Ended
Mar. 31, 2016
- LOAN FROM DIRECTOR [Abstract]
- LOAN FROM DIRECTOR

NOTE 4 - LOAN FROM DIRECTOR

As of March 31, 2016 our sole director has loaned to the Company $11,400 pursuant to the Verbal Agreement. This loan is unsecured, non-interest bearing and due on demand.

The balance due to the director was $11,400 as of March 31, 2016.

ILLUMITRY CORP.

NOTES TO THE UNAUDITED FINANCIAL STATEMENTS

FOR THE THREE MONTHS ENDED MARCH 31, 2016 AND MARCH 31, 2015